Common Stock (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Common Stock [Abstract]
Shares issued for conversion of notes payable	$ 315,835
Shares issued for conversion of notes payable, shares	15,791,774